Fees Summary	May 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,150,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,419.87
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 76,419.87
Narrative - Max Aggregate Offering Price	$ 499,180,000.00
Final Prospectus	true